State Street SPDR Portfolio SP 400 Mid Cap ETF Average Annual Total Returns		12 Months Ended	28 Months Ended	60 Months Ended	65 Months Ended	86 Months Ended	96 Months Ended	118 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P MidCap 400 Index/S&P 1000 Index/Russell Small Cap Completeness Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.50%		9.12%						10.40%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	21.76%	14.42%	16.50%	15.33%	14.27%	15.31%	15.77%	14.82%
State Street SPDR Portfolio SP 400 Mid Cap ETF
Prospectus [Line Items]
Average Annual Return, Percent		7.48%		9.08%						10.36%
State Street SPDR Portfolio SP 400 Mid Cap ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.02%		8.62%						9.81%
State Street SPDR Portfolio SP 400 Mid Cap ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.58%		7.05%						8.33%

[1]	Returns shown are reflective of the S&P MidCap 400 Index for the period January 24, 2020 to December 31, 2024, the S&P 1000 Index for the period from August 31, 2016 to January 23, 2020, and the Russell Small Cap Completeness Index for the period from January 1, 2016 to August 30, 2016.